SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-62417)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 58          [X]
and
REGISTRATION STATEMENT (No. 811-2861)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 58 [X]
Fidelity Money Market Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (x) on October 20, 1997 pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Fidelity Money Market Trust:
Retirement Money Market Portfolio
Cross Reference Sheet
Form N-1A Item Number
Part A Prospectus Caption
1 a,b  Cover Page
2 a  Expenses
 b,c  Contents; Who May Want to Invest
3 a,b  Financial Highlights
 c,d  Performance
4 a(i)  Charter
 a(ii) Investment Principles and Risks; Securities and Investment Practices; Fundamental Investment Policies and Restrictions
 b  Securities and Investment Practices
 c Who May Want to Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and its Affiliates
 b(ii)  FMR and Its Affiliates; Breakdown of Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c  FMR and Its Affiliates
 d Cover Page; Charter; Breakdown of Expenses; FMR and Its Affiliates e FMR and Its Affiliates, Breakdown of Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates, Breakdown of Expenses
5A   *
6 a(i)  Charter
 a(ii)  How to Buy Shares; How to Sell Shares; Investor
Services; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  *
 c  How to Buy Shares; Exchange Restrictions
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Transaction Details
 f,g  Dividends, Capital Gains, and Taxes
 h  *
7 a  Cover Page; FMR and its Affiliates
 b,c  How to Buy Shares; Transaction Details
 d  How to Buy Shares
 e  Breakdown of Expenses
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *

* Not applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 20, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Client Services at the appropriate number listed below, or contact your investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
TDD - Service for the Deaf and Hearing-Impaired: 1-800-544-0118 INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
RMM-PRO-1097
40   076

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
A fund of Fidelity Money Market Trust
RETIREMENT MONEY
MARKET PORTFOLIO
(fund number 630)
   DAILY MONEY FUND
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market instruments.
PROSPECTUS
DATED OCTOBER 20, 1997 AND
ANNUAL REPORT
FOR THE YEAR ENDED AUGUST 31, 1997(FIDELITY_LOGO_GRAPHIC) 82
DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS



KEY FACTS                  WHO MAY WANT TO INVEST

                           EXPENSES THE FUND'S YEARLY OPERATING EXPENSES.

                           FINANCIAL HIGHLIGHTS A SUMMARY OF THE FUND'S FINANCIAL
                           DATA.

                           PERFORMANCE

THE FUND IN DETAIL         CHARTER HOW THE FUND IS ORGANIZED.

                           INVESTMENT PRINCIPLES AND RISKS THE FUND'S OVERALL
                           APPROACH TO INVESTING.

                           BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE
                           CALCULATED AND WHAT THEY INCLUDE.

YOUR ACCOUNT               TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                           INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                           HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING
                           ADDITIONAL INVESTMENTS.

                           HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR
                           ACCOUNT.

                           INVESTOR SERVICES  SERVICES TO HELP YOU MANAGE YOUR
                           ACCOUNT.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                           TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE
                           TIMING OF PURCHASES AND REDEMPTIONS.

                           EXCHANGE RESTRICTIONS


ANNUAL REPORT

INVESTMENTS                         A-1    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                           MARKET VALUES.

FINANCIAL STATEMENTS                A-7    STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                           CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               A-11   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   A-13   THE AUDITOR'S OPINION.


   KEY FACTS


WHO MAY WANT TO INVEST
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The fund is generally intended for investors in tax-saving retirement plans such as defined contribution plans, 403(b) accounts, defined benefit plans and 457 plans.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may pay when you
buy or sell shares of the fund. See "Transaction Details," page , for an explanation of how and when these charges apply.
   SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS          NONE

   DEFERRED SALES CHARGE ON REDEMPTIONS          NONE

EXCHANGE FEE   NONE

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). FMR is responsible for the payment of all other fund expenses with certain limited exceptions.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the fund and are calculated as a percentage of average net assets of the fund. FMR
has entered into arrangements on behalf of the        fund with the
fund's custodian and transfer agent whereby    credits realized as a
result of     uninvested cash balances    are     used to reduce fund
expenses. Including these reductions, the total fund operating expense presented in the table would have been 0.39%.
MANAGEMENT FEE                 0.42%

12B-1 FEE (DISTRIBUTION FEE)   NONE

OTHER EXPENSES                 0.00%

TOTAL OPERATING EXPENSES       0.42%

EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses on a $1,000 investment    in the fund    , assuming a 5%
annual return and full redemption at the end of each time period   .
Total expenses shown below include any shareholder transaction expenses and the fund's annual operating expenses.

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS

   RETIREMENT MONEY MARKET PORTFOLIO       $ 4      $ 13      $ 24      $ 53


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by
Coopers & Lybrand L.L.P., independent accountants. The fund's
financial highlights, financial statements, and report    of the
auditor are included in the fund's Annual Report, which is attached.
SELECTED PER-SHARE DATA



1.YEAR   S     ENDED AUGUST
31         1997           1996         1995        1994          1993        1992A         1991B       1990B     1989C

2.NET ASSET VALUE, BEGINNING OF
PERIOD     $ 1.000        $ 1.000      $ 1.000     $ 1.000       $ 1.000     $ 1.000       $ 1.000     $ 1.000   $ 1.000

3.INCOME FROM INVESTMENT
OPERATIONS .052           .053         .054        .034          .030        .035          .063        .080     .079
 NET INTEREST INCOME

4.LESS DISTRIBU
TIONS      (.052)         (.053)       (.054)      (.03   4    ) (.030)      (.035)        (.06   3)   (.080)   (.079)
 FROM NET INTEREST INCOME

5.NET ASSET VALUE, END OF
PERIOD     $ 1.000        $ 1.000      $ 1.000     $ 1.000       $ 1.000     $ 1.000       $ 1.000     $ 1.000    $ 1.000

6.TOTAL RETURN
   F,H        5.37%       5.40%        5.57%       3.41%         3.09%       3.50%         6.52%       8.27%     8.14%

7.RATIOS AND SUPPLEMENTAL DATA

8.NET ASSETS, END OF PERIOD
(000       $ 6,22   6,841 $ 5,327,257  $ 4,349,841 $ 2,799,925   $ 1,705,966 $ 1,516,346  $ 1,287,650 $ 622,774 $177,497
OMITTED)

9.RATIO OF EXPENSES TO AVERAGE
NET        .42%           .   37%E     .42%        .42%          .42%        .42%   G      .42%        .42%     .42%   G
ASSETS

10.RATIO OF EXPENSES TO AVERAGE
NET        .39%   D       .34%   D     .42%        .42%          .42%        .42%   G      .42%        .42%     .42%   G
ASSETS AFTER EXPENSE REDUCTIONS

11.RATIO OF NET INTEREST INCOME
TO         5.21%          5.31%        5.49%       3.44%         3.05%       4.12%   G     6.19%       7.95%   9.00%   G
AVERAGE NET ASSETS


A TEN MONTHS ENDED AUGUST 31
B YEAR ENDED OCTOBER 31
C FOR THE PERIOD DECEMBER 2,1988 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1989
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND   'S
EXPENSES    (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS)    .
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN    (SEE NOTE 4 OF NOTES TO
FINANCIAL STATEMENTS)    .
G ANNUALIZED
H TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YE   A    R ARE NOT
ANNUALIZED.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or
YIELD.
EXPLANATION OF TERMS
TOTAL RETURN    is the change in value of an investment over a given
period, assuming reinvestment of any dividends and     capital gains.
A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at the appropriate number listed on the front cover.





























THE FUND IN DETAIL


CHARTER
RETIREMENT MONEY MARKET IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for
protecting the interests of shareholders.    The trustees are
experienced executives who meet periodi    cally throughout the year
to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's
perfor   mance. The trustees serve as trustees for other Fidelity
funds. The majority of trustees are not otherwise affiliated     with
Fidelity.
       THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
   As of August 31, 1997, FMR advised funds having approximately 33 million shareholder accounts with a total value of more than $498 billion.
Fidelity investment personnel may invest in securities for their own
accounts pursuant to a code of ethics that est   a    blishes
procedures for personal investing and restricts certain transactions. Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. performs transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
       RETIREMENT MONEY MARKET    seeks to obtain as high a level of
current income as is consistent with the preservation of capital and liquidity by investing in money market instruments.
The fund invests only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The fund also may enter into reverse repurchase agreements.
   The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are
designed to help maintain a stable $1.00 share price.     Of course,
there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at the appropriate number listed on the front cover.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued
   by Fannie Mae are supported by the instrumentality's right     to
borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
   CREDIT AND LIQUIDITY SUPPORT. Issuers may employ     various forms
of credit and liquidity enhancement, inclu   ding letters of credit,
guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose the fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
FOREIGN EXPOSURE.    Securities issued by foreign entities, including
foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take
place at a later date than is customary    for that type of security.
    The market value of the security could change during this period. FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: The fund will invest more than 25% of its total assets in the financial services industry.
       CASH MANAGEMENT.    The fund may invest in money market
securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
       RESTRICTIONS:    The fund does not currently intend to invest
in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: The fund may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days. These limitations do not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
LENDING The fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market instruments.
The fund will invest more than 25% of its total assets in the financial services industry.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
   The fund's management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited
exceptions. The fund's annual manag    e   ment fee rate is 0.42% of
its average net assets.
   FMR Texas is the fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other
management services.     FMR pays FMR Texas 50% of its management fee
(before expense reimbursements) for FMR Texas's services. FMR paid FMR Texas a fee equal to 0.21% of the fund's average net assets for the fiscal year ended August 31, 1997.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the fund. Fidelity Service Company, Inc.
   (FSC) calculates the net asset value     per share (NAV) and
dividends for the fund and maintains the fund's general accounting records.
These expenses are paid by FMR pursuant to its management contract
with    the fund.
The fund also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan
recognizes that FMR may use its management    fee revenues, as well as
its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has not authorized such payments.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed to the right.
The account guidelines that follow may not apply to certain
   retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application. For more specific information, call Fidelity Client Services at the appropriate number listed on the front cover.
(solid bullet) TAX-SAVING RETIREMENT PLANS. Fidelity can set up your new account in the fund under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page , and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information.
(solid bullet) DEFINED CONTRIBUTION PLANS, such as 401(k) Plans, employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans are open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of the fund is the fund's net asset value per share (NAV). The fund is managed to keep its NAV stable at $1.00. The fund's shares are sold without a sales charge.
   Your shares will be purchased at the next NAV calculated after your order is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
   It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for fund shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
Fidelity Money Market Trust
Retirement Money Market Portfolio
c/o Fidelity Institutional Retirement Services Company
P.O. Box 650488
Dallas, TX 75265-0488
Additional paperwork may be required from corporations, associations, and certain fiduciaries.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
If you invest in this fund through an employer-sponsored retirement plan, some of the instructions, shareholder services and phone numbers that follow will not apply. Call your institutional representative for additional information.
BY MAIL. Applications and checks payable to "Fidelity Money Market
Trust: Retirement Money Market Portfolio" should be mailed to the above address. Subsequent investments may be mailed to the above address at any time and in any amount. They should always be accompanied by the fund's name, the name on the account, and the account number.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services at the appropriate number listed on the front cover. There is no fee imposed by the fund for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received and accepted by the transfer agent at the fund's designated wire bank.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
   TO ADD TO AN ACCOUNT $2,500
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250 MINIMUM BALANCE $100,000
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of the fund is the fund's NAV.
   Your shares will be sold at the next NAV calculated after your order is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on this page.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$100,000 worth of shares in the ac   count to keep it open ($500 for
retirement accounts).
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on the front cover. Provided that your account registration has not changed within the last 30 days, you may redeem shares of the fund worth $100,000 or less. Redemption proceeds will be sent to your record address.
BY MAIL. You may redeem any amount from your account on any business day by submitting written instructions with an authorized signature
which is on file for that account. Written request   s     for
redemption should be mailed to Fidelity Client Services at the address shown on page .
A check made payable to the account registration will be    mailed to
the address of record, normally on the day following receipt and acceptance of redemption instructions.
BY WIRE. You must sign up for the wire feature before using it. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on the front cover. You must designate on your account applications the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the fund for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received and accepted by the transfer agent between 8:30 a.m. and 4:00 p.m. Eastern time, redemption proceeds will be wired on the following business day.
The fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on the front cover if you need additional copies of financial reports, prospectuses, or historical account information. SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with Fidelity. Charges for these services, if any, will be determined based on the level of services to be rendered.
FIDELITY INVESTMENTS RATES AND YIELDS SERVICES LINE. Fidelity has an around-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices and yields
of Fidelity funds.    For more information about this service, call
Fidelity Client Services at the appropriate number listed on the front cover.

DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of the fund, dividends relating to shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service. Shareholders may elect to receive dividend distributions in cash. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The fund offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day the New York Stock Exchange (NYSE) is open. The following holiday
closings have been schedu   led for 1997 and 1998: New Year's Day,
Martin Lu    ther King's Birthday (in 1998), Washington's Birthday,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. On any day that the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services at the appropriate number listed on the front cover for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services at the appropriate number listed on the front cover in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) The fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $100,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at
the NAV     on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling Fidelity Client Services at the appropriate number listed on the front cover.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address shown on page . WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet)    The fund you are exchanging into must be
available for     sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging. This may not apply if you are investing through a tax-saving retirement plan.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of the fund, nor are there any administrative or trading fees applicable to exchanges out of the fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and may
impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and trading fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
Fidelity Money Market Trust:
Retirement Government Money Market Portfolio
Cross Reference Sheet
Form N-1A Item Number
Part A Prospectus Caption
1 a,b  Cover Page
2 a  Expenses
 b,c  Contents; Who May Want to Invest
3 a,b  Financial Highlights
 c,d  Performance
4 a(i)  Charter
 a(ii) Investment Principles and Risks; Securities and Investment Practices; Fundamental Investment Policies and Restrictions
 b  Securities and Investment Practices
 c Who May Want to Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and its Affiliates
 b(ii)  FMR and Its Affiliates; Breakdown of Expenses
 b(iii)  Expenses; Breakdown of Expenses
 c  FMR and Its Affiliates
 d Cover Page; Charter; Breakdown of Expenses; FMR and Its Affiliates e FMR and Its Affiliates, Breakdown of Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates, Breakdown of Expenses
5A   *
6 a(i)  Charter
 a(ii)  How to Buy Shares; How to Sell Shares; Investor
Services; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  *
 c  How to Buy Shares; Exchange Restrictions
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Transaction Details
 f,g  Dividends, Capital Gains, and Taxes
 h  *
7 a  Cover Page; FMR and its Affiliates
 b,c  How to Buy Shares; Transaction Details
 d  How to Buy Shares
 e  Breakdown of Expenses
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *

* Not applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 20,1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Client Services at the appropriate number listed below, or contact your investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
TDD - Service for the Deaf and Hearing-Impaired: 1-800-544-0118 INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
RGM-PRO-1097
   40075

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
A fund of Fidelity Money Market Trust
RETIREMENT
GOVERNMENT MONEY
MARKET PORTFOLIO
(fund number 631)
   DAILY MONEY FUND
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PROSPECTUS
DATED OCTOBER 20, 1997 AND
ANNUAL REPORT
FOR THE YEAR ENDED AUGUST 31,1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS



KEY FACTS                  WHO MAY WANT TO INVEST

                           EXPENSES THE FUND'S YEARLY OPERATING EXPENSES.

                           FINANCIAL HIGHLIGHTS A SUMMARY OF THE FUND'S FINANCIAL
                           DATA.

                           PERFORMANCE

THE FUND IN DETAIL         CHARTER HOW THE FUND IS ORGANIZED.

                           INVESTMENT PRINCIPLES AND RISKS THE FUND'S OVERALL
                           APPROACH TO INVESTING.

                           BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE
                           CALCULATED AND WHAT THEY INCLUDE.

YOUR ACCOUNT               TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                           INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                           HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING
                           ADDITIONAL INVESTMENTS.

                           HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR
                           ACCOUNT.

                           INVESTOR SERVICES  SERVICES TO HELP YOU MANAGE YOUR
                           ACCOUNT.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                           TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE
                           TIMING OF PURCHASES AND REDEMPTIONS.

                           EXCHANGE RESTRICTIONS


ANNUAL REPORT

INVESTMENTS                         A-1    A COMPLETE LIST OF THE FUND'S INVESTMENTS WITH THEIR
                                           MARKET VALUES.

FINANCIAL STATEMENTS                A-3    STATEMENTS OF ASSETS AND LIABILITIES, OPERATIONS, AND
                                           CHANGES IN NET ASSETS, AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                               A-7    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT ACCOUNTANTS   A-11   THE AUDITOR'S OPINION.


   KEY FACTS


WHO MAY WANT TO INVEST
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The fund is generally intended for investors in tax-saving retirement plans such as defined contribution plans, 403(b) accounts, defined benefit plans and 457 plans.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00 and offers an added measure of safety with its focus on U.S. Government securities.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you    may pay when you
buy or sell shares of the fund. See "Transaction Details," page , for an explanation of how and when these charges apply.
   SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS          NONE

   DEFERRED SALES CHARGE ON REDEMPTIONS                            NONE

EXCHANGE FEE   NONE

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). FMR is responsible for the payment of all other fund expenses with certain limited exceptions.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the fund and
are calculated as a percentage of average net assets of the    fund.
    FMR has entered into arrangements on behalf of the fund with the
fund's custodian and transfer agent whereby    credits realized as a
result     of uninvested cash balances    are     used to reduce fund
expenses. Including these reductions, the total fund operating expenses presented in the table would have been 0.39%.
MANAGEMENT FEE                 0.42%

12B-1 FEE (DISTRIBUTION FEE)   NONE

OTHER EXPENSES                 0.00%

TOTAL OPERATING EXPENSES       0.42%

EXPENSE TABLE EXAMPLE:    You would pay the following amount in total
expenses on a $1,000 investment in the fund, assuming a 5% annual
return and full redemption at the end of each time period   . Total
expenses shown below include any shareholder transaction expenses and the fund's annual operating expenses.

                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS

RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO   $ 4      $ 13      $ 24      $ 53


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, which is attached.
SELECTED PER-SHARE DATA



12.YEARS ENDED AUGUST
31         1997        1996         1995       1994       1993       1992   A      1991B    1990B         1989   C

13.NET ASSET VALUE, BEGINNING OF
PERIOD     $ 1.000     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000       $ 1.000  $ 1.000       $ 1.000

14.INCOME FROM INVESTMENT
OPERATIONS .052        .052         .053       .032       .029       .034          .061     .079          .077
 NET INTEREST INCOME

15.LESS DISTRIBUT
IONS       (.052)      (.052)       (.053)     (.032)     (.029)     (.034)        (.061)      (.079)        (.077)
 FROM NET INTEREST INCOME

16.NET ASSET VALUE, END OF
PERIOD     $ 1.000     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000       $ 1.000  $ 1.000       $ 1.000

17.TOTAL RETURN
   F,H     5.31%       5.36%        5.46%      3.27%      2.95%      3.47%         6.29%    8.16%         7.98%

18.RATIOS AND SUPPLEMENTAL
DATA

19.NET ASSETS, END OF PERIOD
(000       $ 2,899,841 $ 2,522,607  $ 2,270,376 $1,655,404 $1,393,583 $1,236,529   $ 936,869 $410,889     $ 60,496
OMITTED)

20.RATIO OF EXPENSES TO AVERAGE NET
ASSETS     .42%        .37%   E     .42%       .42%       .42%       .42%   G      .42%     .42%          .42%   G

21.RATIO OF EXPENSES TO AVERAGE NET
ASSETS     .39%   D    .34%

   D     .42%       .42%       .42%       .42%   G      .42%     .42%          .42%   G
AFTER EXPENSE REDUCTIONS

22.RATIO OF NET INTEREST INCOME
TO         5.16%       5.27%        5.38%      3.26%      2.90%      4.08%   G     5.98%    7.85%         8.87%   G
AVERAGE NET ASSETS


A    TEN MONTHS ENDED AUGUST 31, 1992
B YEAR ENDED OCTOBER 31
C    FOR THE PERIOD D    ECEMBER    16    , 1988 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1989
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)    .
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S        EXPENSES
DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN    (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS)    .
G ANNUALIZED
H    TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or
YIELD.
EXPLANATION OF TERMS
TOTAL RETURN i   s the change in value of an investment over a
    given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at the appropriate number listed on the front cover.
THE FUND IN DETAIL


CHARTER
RETIREMENT GOVERNMENT MONEY MARKET IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for
protecting the interests of shareholders.    The trustees are
experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with
companies     that provide services to the fund, and review the fund's
performance. The trustees serve as trustees for other    Fidelity
funds. The majority of trustees are not otherwise     affiliated with
Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of August 31, 1997, FMR advised funds having approxi   mately 33
million shareholder accounts with a total value     of more than $498
billion.
Fidelity investment personnel may invest in securities for    their
own accounts pursuant to a code of ethics that est    ablishes
procedures for personal investing and restricts certain transactions. Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. performs transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
       RETIREMENT GOVERNMENT MONEY MARKET    seeks to obtain as high a
level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
   The fund complies with industry-standard requirements on the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share
price. The fund will     purchase only high-quality securities that
FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at the appropriate number listed on the front cover.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United
States.    For example, U.S. Government securities such as those
issued by Fannie Mae are supported by the instrumentality's right to
borrow money from the U.S. Treasury under certain ci    rcumstances.
Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate.
ILLIQUID SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at
a later date than is customary    for that type of security.     The
market value of the security could change during this period.
       CASH MANAGEMENT.    The fund may invest in money market
securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
       RESTRICTIONS:    The fund does not currently intend to invest
in a money market fund.
BORROWING.The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks as high a level of current income as is consistent with the security of principal and liquidity.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
   The fund's management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions. The fund's annual management fee rate is 0.42% of its average net assets.
   FMR Texas is the fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other
management services. FMR pays FMR Texas     50% of its management fee
(before expense reimbursements) for FMR Texas's services. FMR paid FMR
Texas a fee equal to    0.21    % of the fund's average net assets for
the fiscal year ended August 31, 1997.
FIIOC performs transfer agency, dividend disbursing and shareholder
servicing functions for the fund. Fidelity Ser   vice Company, Inc.
(FSC) calculates the net asset value     per share (NAV) and dividends
for the fund and maintains the fund's general accounting records. These expenses are paid by FMR pursuant to its management contract
with    the fund.
The fund also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan
recognizes that FMR may use its management    fee revenues, as well as
its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has not authorized such payments.

   YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed to the right.
   The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application. For more specific information, call Fidelity Client Services at the appropriate number listed on the front cover.
(solid bullet) TAX-SAVING RETIREMENT PLANS. Fidelity can set up your new account in the funds under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page , and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information.
(solid bullet) DEFINED CONTRIBUTION PLANS, such as 401(k) Plans, employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans are open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
HOW TO BUY SHARES
THE    PRICE TO BUY ONE SHARE of the fund is the fund's net asset value per share (NAV). The fund is managed to keep its NAV stable at $1.00. The fund's shares are sold without a sales charge.
   Your shares will be purchased at the next NAV calculated after your order is received and accepted. The fund's NAV is normally calculated
each business day     at 4:00 p.m. Eastern time.
   It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for fund shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
Fidelity Money Market Trust
Retirement Government Money Market Portfolio
c/o Fidelity Institutional Retirement Services Company
P.O. Box 650488
Dallas, TX 75265-0488
   Additional paperwork may be required from corporations, associations, and certain fiduciaries.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
If you invest in this fund through an employer-sponsored retirement plan, some of the instructions, shareholder services and phone numbers that follow will not apply. Call your institutional representative for additional information.
BY MAIL. Applications and checks payable to "Fidelity Money Market
Trust: Retirement Government Money Market Portfolio" should be mailed to the above address. Subsequent investments may be mailed to the above address at any time and in any amount. They should always be accompanied by the fund's name, the name on the account, and the account number.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services at the appropriate number listed on the front cover. There is no fee imposed by the fund for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received and accepted by the transfer agent at the fund's designated wire bank.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
   For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
   TO ADD TO AN ACCOUNT $2,500
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250 MINIMUM BALANCE $100,000
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500 There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
HOW TO SELL SHARES
   You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order
is received and accepted.    The fund's     NAV is normally calculated
   each business day     at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on this page.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $100,000 worth of shares in the account to keep it open ($500 for retirement accounts).
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on the front cover. Provided that your account registration has not changed within the last 30 days, you may redeem shares of the fund worth $100,000 or less. Redemption proceeds will be sent to your record address.
BY MAIL. You may redeem any amount from your account on any business day by submitting written instructions with an authorized signature
which is on file for that account. Written request   s     for
redemption should be mailed to Fidelity Client Services at the address shown on page .
A check made payable to the account registration will be    mailed to
the address of record, normally on the day following receipt and acceptance of redemption instructions.
BY WIRE. You must sign up for the wire feature before using it. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on the front cover. You must designate on your account applications the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the fund for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received and accepted by the transfer agent between 8:30 a.m. and 4:00 p.m. Eastern time, redemption proceeds will be wired on the following business day.
The fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on the front cover if you need additional copies of financial reports, prospectuseS, or historical account information. SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with Fidelity. Charges for these services, if any, will be determined based on the level of services to be rendered.
FIDELITY INVESTMENTS RATES AND YIELDS SERVICES LINE. Fidelity has an around-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices and yields
of Fidelity funds.    For more information about this service, call
Fidelity Client Services at the appropriate number listed on the front cover.

DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of the fund, dividends relating to shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service. Shareholders may elect to receive dividend distributions in cash. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The fund offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   For the fiscal year ended August 1997, 18.43%     of Retirement
Government Money Market 's    income distributions was derived from
interest on U.S. Government securities which is generally exempt from state income tax.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day the New York Stock Exchange (NYSE) is open. The following
holid   ay cl    osings have been scheduled for 1997 and 1998: New
Year's Day, Martin    Luther King's Birthday (in 1998),
Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day,Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. On any day that the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
 THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services at the appropriate number listed on the front cover for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services at the appropriate number listed on the front cover in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) The fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
       IF YOUR ACCOUNT BALANCE FALLS BELOW $100,000,    you will be
given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling Fidelity Client Services at the appropriate number listed on the front cover.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address shown on page . WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at the next determined NAV after your order is received and accepted. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet)    The fund you are exchanging into must be
available for     sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging. This may not apply if you are investing through a tax-saving retirement plan.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of the fund, nor are there any administrative or trading fees applicable to exchanges out of the fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
       OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS,    and
may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and trading fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
Fidelity Money Market Trust:
Retirement Money Market Portfolio and Retirement Government Money
Market Portfolio
Cross Reference Sheet
Form N-1A Item Number
Part B Statement of Additional Information Caption
10a,b  Cover Page
11  Cover Page
12  Description of the Trust
13a,b,c  Investment Policies and Limitations
d  Portfolio Transactions
14a,b,c  Trustees and Officers
15a,b  Description of the Trust
b  Trustees and Officers
c  Trustees and Officers
16a(i)  FMR
a(ii)  Trustees and Officers
a(iii),b,c  Management Contract
d,e  *
f  Distribution and Service Plan
g  *
h  Description of the Trust
i  Contracts with FMR Affiliates
17a,b,c  Portfolio Transactions
d,e  *
18a  Description of the Trust
b  *
19a  Additional Purchase, Exchange and Redemption Information
b  Valuation
c  *
20  Distributions and Taxes
21a(i,ii)  Contracts with FMR Affiliates
a(iii),b,c  *
22a,b  Performance
23  Financial statements for the fiscal period ended
August 31, 1997 are incorporated herein by reference
* Not applicable
RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO
RETIREMENT MONEY MARKET PORTFOLIO
Funds of Fidelity Money Market Trust
STATEMENT OF ADDITIONAL INFORMATION
OCTOBER 20, 1997
This Statement of Additional Information (SAI) is not a prospectus but
should be read in conjunction    with the funds' current Prospectuses
(dated October 20, 1997). Please retain this document for future reference. To obtain a free additional copy of a Prospectus and Annual Report, please call Fidelity Client Services (Client Services) at the appropriate number listed below:
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS (TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
TABLE OF CONTENTS:                                         PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

   Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC)
CUSTODIAN
The Bank of New York
   For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
RMM/RGM-ptb-1097
INVESTMENT POLICIES AND LIMITATIONS
   The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental, and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the
securities of any issuer (other than    obligations     issued or
guaranteed by the    g    overnment    of the United States,     or
any of its agencies or instrumentalities) if as a result
thereof:     (a) more than 5% of the fund's total assets would be
invested in the securities of    such     issuer, or (b) the fund
would hold more than 10% of the voting securities of    such
issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that
the fund may be    deemed     to be an underwriter within the meaning
of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result,
   (a) more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more
than 33 1/3% of    the fund's     total assets would be lent to other
parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RETIREMENT MONEY MARKET PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the
securities of any issuer (other than    obligations     issued or
guaranteed by the    g    overnment    of the United States,     its
agencies or instrumentalities) if   ,     as a result    thereof:
(a) more than 5% of the fund's total assets would be invested in the
securities of    such     issuer; or (b) the fund would hold more than
10% of the voting securities of    such     issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others    (    except to the
extent that the fund may be    deemed to be     an underwriter within
the meaning of the Securities Act of 1933 in the disposition of
restricted securities   )    ;
(5) purchase the securities of any issuer (other than obligations
issued or guaranteed by the government of the United States    or
its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund intends to invest more than 25% of total assets in obligations of institutions in the financial services industry. Neither finance companies as a group or utility companies as a group are considered a single industry for purposes of this policy;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more
than 33 1/3% of    the fund's     total assets would be lent to other
parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase securities (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC)).
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
   The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS.    A fund may engage in transactions
with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of
1940. These transactions may include repurchase agre    ements with
custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with
exemptive orders issued by the Secu   rities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews
procedures applicable to     transactions involving affiliated
financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS.    Each fund may buy and sell
securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities on a delayed-delivery basis, each fund
assumes the rights and risks of ownership, including the     risk of
price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations.
   When a fund has sold a security on a delayed-delivery basis, the
fund does not participate in further gains or     losses with respect
to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
   Each fund may renegotiate delayed-delivery transactions after they
are entered into, and may sell underlying securities before     they
are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and
foreign branches of foreign banks.    A fund may also invest in U.S.
dollar-denominated securities issued or     guaranteed by other U.S.
or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country
of domicile of the branch (generally referred to as    sovereign
risk). In addition, evidence of ownership of portfolio securities may
be held outside of the United States and a fund may     be subject to
the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
 ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
   Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities and time deposits to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other
circumstances,    a fund were in a position where more than 10% of its
net assets was invested in illiquid securities, it would     seek to
take appropriate steps to protect liquidity.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its
affiliates.    Retirement Government Money Market Portfolio currently
intends to participate in this program only as a borrower. A fund will
borrow through the pr    ogram only when the costs are equal to or
lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal
securities holders.    A fund     may own a municipal security
directly or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY.    Pursuant to procedures adopted by the Board
of Trustees, the funds may purchase only high-quality     securities
that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
   A fund may not invest more than 5% of its total assets in second tier securities. In addition, a fund may not invest more than 1%
of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
   A fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a
dollar-weighted average maturity of 90 days or less.    When
determining the maturity of a security, a fund may look to an
interest     rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value
of the underlying security will be    less than the resale price, as
well as delays and costs to a fund in connection with bankruptcy
proceedings), it is each fund's current     policy to engage in
repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the
Securities Act of 1933, or in a registered public offering.    Where
registration is required, a fund may be obligated to pay     all or
part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration
statement. If, during such a period, adverse market condi   tions were
to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS.    In a reverse repurchase agreement, a
fund sells a portfolio instrument to another party,     such as a bank
or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under
the agreement.    A fund will enter into reverse repurchase agreements
only with parties whose credi    tworthiness has been found
satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX."    A fund may sell securities short
when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box" and could be used to protect the net
asset value per share of the fund in anticip    ation of increased
interest rates, without sacrificing the current yield of the
securities sold short.    If a fund enters into a short sale
against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation
of the credit of a bank or other entity in determining    whether to
purchase a security supported by a letter of credit guarantee, put or
demand feature, insurance or other source of credit     or liquidity.
In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS) and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts
(TRs), are privately stripped U.S. Treasury securities.
Because the SEC does not consider privately stripped government
securities to be U.S. Government securities for purposes of    Rule
2a-7, a fund must evaluate them as it would non-government securities
pursuant to regulatory guidelines applicable to all     money market
funds.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
PORTFOLIO TRANSACTIONS
   All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority
co    ntained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also
responsible for the placement of transaction orders for    other
investment companies and accounts for which it or its affiliates act
as investment adviser. Securities purchased and sold by a     fund
generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   The funds may execute portfolio transactions with broker-dealers
who provide research and execution services to the funds or     other
accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular
basis.    However, as many transactions on behalf of the funds are
placed with broker-dealers (including broker    -dealers on the list)
without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
   The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to the funds.     The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services.    In order to cause each fund to pay such higher
commissions, FMR must determine in good faith that such
commi    ssions are reasonable in relation to the value of the
brokerage and research services provided by such executing
broker-dealers,    viewed in terms of a particular transaction or
FMR's overall responsibilities to the funds and its other clients. In
reaching this     determination, FMR will not attempt to place a
specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place
portfolio transactions with brokerage firms that have    provided
assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions
are fair, reasonable, and comparable to     commissions charged by
non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain
requirements are satisfied. Pursuant to such    requirements, the
Board of Trustees has authorized NFSC to execute portfolio
transactions on national securities exchanges in     accordance with
approved procedures and applicable SEC rules.
   Each fund's Trustees periodically review FMR's performance of its
responsibilities in connection with the placement of por    t   folio
transactions on behalf of the funds and review the commissions paid by
each fund over representative periods of time to     determine if they
are reasonable in relation to the benefits to the fund.
For the fiscal years ended August 1997, 1996, and 1995, the funds paid no brokerage commissions.
During the fiscal year ended August 1997, the funds paid no fees to brokerage firms that provided research services.
   From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks
to     recapture soliciting broker-dealer fees on the tender of
portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and,
if    so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such
recapture.
   Although the Trustees and officers of each fund are substantially
the same as those of other funds managed by FMR, inves    t   ment
decisions for each fund are made independently from those of other
funds managed by FMR or accounts managed by FMR     affiliates. It
sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable
for each fund. In some cases this system could    have a detrimental
effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund
outweighs any disadvantages that may be     said to exist from
exposure to simultaneous transactions.
VALUATION
   Fidelity Service Company, Inc. (FSC) normally determines each fund's net asset value per share (NAV) as of the close of the New York
Stock Exchange (NYSE) (normally 4:00 p.m. Eas    tern time). The
valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
   Securities of other open-end investment companies are valued at their respective NAVs.
   During periods of declining interest rates, a fund's yield based on
amortized cost valuation may be higher than would result if     the
fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each fund's NAV at $1.00. At such intervals as they deem appropriate, the
Trustees consider the extent to which NAV    calculated by using
market valuations would deviate from $1.00 per share. If the Trustees
believe that a deviation from a fund's     amortized cost per share
may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
   The funds may quote performance in various ways. All performance
information supplied by the funds in advertising is histo    r   ical
and is not intended to indicate future returns. Each fund's yield and
total return fluctuate in response to market conditions and     other
factors.
YIELD CALCULATIONS. To compute a fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the
value of the account at the beginning of the    period to obtain a
base period return. This base period return is annualized to obtain a
current annualized yield. A fund also may     calculate an effective
yield by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for the funds are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a fund's performance and
in providing a basis for comparison with other invest   ment
alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period. Average annual total    returns are
calculated by determining the growth or decline in value of a
hypothetical historical investment in a fund over a stated     period,
and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
   In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following table shows each fund's 7-day yield and total returns for the period ended August 31, 1997.

            Average Annual Total Returns               Cumulative Total Returns





          Seven-Day       One             Five            Life of         One             Five             Life of
          Yield           Year            Years           Fund*           Year            Years            Fund*



Retirement Govern
ment        5.32    %       5.31    %       4.47    %       5.53    %       5.31    %       24.41    %       59.79    %
Money Market



* From December 16, 1988 (commencement of operations).

            Average Annual Total Returns               Cumulative Total Returns





          Seven-Day       One             Five            Life of         One             Five
          Yield           Year            Years           Fund*           Year            Years            Life of
                                                                                                          Fund*



Retirement Money
Market       5.34    %       5.37    %       4.56    %       5.62    %       5.37    %       25.00    %       61.37    %


* From December 2, 1988 (commencement of operations).
   The following tables show the income and capital elements of each
fund's cumulative total return. The tables compare each     fund's
return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are
provided to show how each fund's    total return compared to the
record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential
than the funds,     but generally experience greater price volatility,
which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
   The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates of the specified periods and should not be considered representative of the dividend income or capital gain or
loss that could be realized from an investment in    a fund today. Tax
consequences of different investments have not been factored into the figures below.
During the period from December 16, 1988 (commencement of operations) to August 31, 1997 a hypothetical $10,000 investment in Retirement
Government Money Market Portfolio would have grown to $   15,979    .



Retirement Government Money Market Portfolio                                                                   INDICES


Year  Value of     Value of         Value of        Total             S&P 500                             Cost of
Ended Initial      Reinvested       Reinvested      Value                               DJIA              Living**
      $10,000      Dividend         Capital Gain
      Investment   Distributions    Distributions







 1989* $10,000     $ 645            $ 0             $ 10,645          $ 13,136          $ 13,175           $10,340

 1990  $10,000     $ 1,530          $ 0             $ 11,530          $ 12,481          $ 13,072          $ 10,921

 1991  $10,000     $ 2,303          $ 0             $ 12,303          $ 15,839          $ 15,776          $ 11,336

 1992  $10,000     $ 2,844          $ 0             $ 12,844          $ 17,095          $ 17,391          $ 11,693

 1993  $10,000     $ 3,223          $ 0             $ 13,223          $ 19,699          $ 20,076          $ 12,017

 1994  $10,000     $ 3,655          $ 0             $ 13,655          $ 20,777          $ 22,112          $ 12,365

 1995  $10,000     $ 4,401          $ 0             $ 14,401          $ 25,232          $ 26,728          $ 12,689

 1996  $10,000     $ 5,173          $ 0             $ 15,173          $ 29,958          $ 33,280          $ 13,054

 1997  $10,000     $    5,979       $    0          $    15,979       $    42,135       $    46,047       $    13,344


* From December 16, 1988 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Retirement Government Money Market Portfolio on December 16, 1988, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   15,979    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   4,699     for dividends. The fund did not distribute any capital
gains during the period.
During the period from December 2, 1988 (commencement of operations) to August 31, 1997 a hypothetical $10,000 investment in Retirement
Money Market Portfolio would have grown to $   16,137    .
Retirement Money Market Portfolio                           INDICES


Year    Value of     Value of         Value of        Total             S&P 500           DJIA              Cost of

Ended   Initial      Reinvested       Reinvested      Value                                                 Living**

        $10,000      Dividend         Capital Gain

        Investment   Distributions    Distributions











1989*   $ 10,000     $ 662            $ 0             $ 10,662          $ 13,239          $ 13,389          $ 10,357


1990    $ 10,000     $ 1,559          $ 0             $ 11,559          $ 12,578          $ 13,284          $ 10,939


1991    $ 10,000     $ 2,361          $ 0             $ 12,361          $ 15,963          $ 16,031          $ 11,355


1992    $ 10,000     $ 2,909          $ 0             $ 12,909          $ 17,229          $ 17,673          $ 11,712


1993    $ 10,000     $ 3,309          $ 0             $ 13,309          $ 19,853          $ 20,402          $ 12,037


1994    $ 10,000     $ 3,762          $ 0             $ 13,762          $ 20,939          $ 22,470          $ 12,386


1995    $ 10,000     $ 4,529          $ 0             $ 14,529          $ 25,430          $ 27,164          $ 12,710


1996    $ 10,000     $ 5,314          $ 0             $ 15,314          $ 30,192          $ 33,820          $ 13,076


1997    $ 10,000     $    6,137       $    0          $    16,137       $    42,135       $    46,047       $    13,344



* From December 2, 1988 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Retirement
Money Market Portfolio on December 2, 1988,        the net amount
invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   16,137    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   4,797     for dividends. The fund did not distribute any capital
gains during the period.
PERFORMANCE COMPARISONS.    A fund's performance may be compared to
the performance of other mutual funds in general, or     to the
performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of
distributions, do not take sales charges or    trading     fees into
consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   A fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depos    i   tory
institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured. Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   A fund may compare its performance or the performance of securities
in which it may invest to averages published by IBC     Financial
Data, Inc. of Ashland, Massachusetts. These averages assume
reinvestment of distributions. IBC's MONEY FUND    REPORT
AVERAGES(trademark)/All Government (Retirement Government Money Market Portfolio) and All Taxable (Retirement Money Market Portfolio), which is reported in IBC's MONEY FUND REPORT(trademark), covers over 228 All
Government and 864 All Taxable money market     funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
   A fund may present its fund number, Quotron(trademark) number, and
CUSIP number, and discuss or quote its current portfolio mana    ger.
   A fund may be available for purchase through retirement plans or
other programs offering deferral of, or exemption from,     income
taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of August 31, 1997, FMR advised over    $29     billion in tax-free
fund assets, $   97     billion in money market fund assets,
$   368     billion in equity fund assets,    $74     billion in
international fund assets, and $   27     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
   In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse
e    xchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS.    Because each fund's income is primarily derived from
interest, dividends from the fund generally will not qual    ify for
the dividends-received deduction available to corporate shareholders.
Short-term capital gains are distributed as dividend    income, but do
not qualify for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Each fund will send each
shareholder a notice in January     describing the tax status of
dividend and capital gain distributions (if any) for the prior year.
CAPITAL GAIN DISTRIBUTIONS.    Each fund may distribute any net
realized short-term capital gains once a year or more often as
necessary, to maintain its net asset value at $1.00 per share.    Each
fund does not anticipate earning long-term capital gains on
securities held by the fund.
As of August 31, 19   9    7, Retirement Government Money Market
Portfolio        had a capital loss carryforward aggregating
approximately    $278,000    . This loss carryforward, of which
   $171,000, $105,000, and $2,000     will expire on August 31,
2002, 2003, and 2004, respectively,     is available to offset future
capital gains.
As of August 31, 19   9    7, Retirement Money Market Portfolio
    had a capital loss carryforward aggregating approximately
   $394,000    . This loss carryforward, of which    $278,000,
$42,000, and $74,000     will expire on August 31,    2002, 2004, and
2005, respectively,     is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in each fund's portfolio. Because the income earned on most U.S. Government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to
foreign securities. If, at the close of its    fiscal year, more than
50% of a fund's total assets are invested in securities of foreign
issuers, the fund may elect to pass     through foreign taxes paid and
thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each    fund intends to qualify each year as
a "regulated investment company" for tax purposes so that it     will
not be liable for federal tax on income and capital gains distributed
to shareholders. In order to qualify as a regulated invest   ment
company and avoid being subject to federal income or excise taxes at
the fund level, each fund intends to distribute substa    ntially all
of its net investment income and net realized capital gains within
each calendar year as well as on a fiscal year basis   , and intends
to comply with other tax rules applicable to regulated investment companies.
   Each fund is treated as a separate entity from the other funds of Fidelity Money Market Trust for tax purposes.
OTHER TAX INFORMATION.    The information above is only a summary of
some of the tax consequences generally affecting each fund     and its
shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may
be subject to state and local personal property taxes.    Investors
should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees,    Members of the Advisory Board,     and executive
officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Money Market Trust prior to the funds' conversion from a series of a Massachusetts business trust served in
identical capacities. All persons named as Trustees    and Members of
the Advisory Board     also serve in similar capacities for other
funds advised by FMR. The business address of each Trustee,    Member
of the Advisory Board,     and officer who is an "interested person"
(as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity Institutional Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (65), Trustee, is    President of RABAR Enterprises
(   management consulting-engineering     industry, 1994). Prior to
February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources
Company (exploration and production). He is a Director of    USA Waste
Services, Inc.     (non-hazardous waste, 1993), CH2M Hill Companies
(engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he
previously served as a Director    of NACCO Industries, Inc. (mining
and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school     system,
1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications,
1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993)   , Imation Corp. (imaging and information storage, 1997),
and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
* ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   FRED L. HENNING, JR. (58), is Vice President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR (1995). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   BOYCE I. GREER (41), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), and Senior Vice President of FMR (1997). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997). Prior to 1993, Mr. Greer was an associate portfolio manager.
   ROBERT LITTERST     (   37    ),    is     Vice President    of
Retirement Government Money Market Portfolio (1997)     and an
employee of FMR Texas Inc. (1991).
   ROBERT DUBY (51), is Vice President of Retirement Money Market Portfolio (1996) and other funds advised by FMR and an employee of FMR Texas Inc. (1982).
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation
of each Trustee and    Member of the Advisory Board     of each fund
for his or her services for the fiscal year ended August 31, 1997, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE


Trustees and Members of the Advisory Board   Aggregate          Aggregate               Total
                                             Compensation       Compensation            Compensation
                                             from Retirement    from Retirement         from the
                                             Government         Money Market            Fund Complex*A
                                             Money Market       PortfolioB,D   ,E
                                             PortfolioB,C

J. Gary Burkhead **                          $    0             $    0                  $ 0

Ralph F. Cox                                 $    1,103         $    2,388                 $     137,700

Phyllis Burke Davis                          $    1,079         $    2,333                 $     134,700

Richard J. Flynn***                          $    354           $    747                   $     168,000

   Robert M. Gates ****                      $    616           $    1,356                 $     0

Edward C. Johnson 3d **                      $    0             $    0                     $     0

E. Bradley Jones                             $    1,087         $    2,352                 $     134,700

Donald J. Kirk                               $    1,096         $    2,371                 $     136,200

Peter S. Lynch **                            $    0             $    0                     $     0

William O. McCoy*****                        $    1,097         $    2,282                 $     85,333

Gerald C. McDonough                          $    1,294         $    2,803                 $     136,200

Edward H. Malone***                          $    298           $    627                   $     136,200

Marvin L. Mann                               $    1,103         $    2,388                 $     134,700

   Robert C. Pozen **                        $    0             $    0                  $ 0

Thomas R. Williams                           $    1,105         $    2,390                 $     136,200


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds    and Mr. Burkhead     are
compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****    Mr. Gates was appointed to the Board of Trustees effective
March 1, 1997.
***** During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was appointed to the Board of Trustees effective January 1, 1997.
A        Compensation figures include cash, a pro rata portion of
benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B Compensation figures include cash, and may include amounts required to e deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   32    , Phyllis Burke Davis, $   32    , Richard J. Flynn,
$0, Robert M. Gates, $   0    , E. Bradley Jones, $   32,     Donald
J. Kirk, $   32,     William O. McCoy, $   0    , Gerald C. McDonough,
$   32    , Edward H. Malone, $   32    , Marvin L. Mann, $   32    ,
and Thomas R. Williams, $   32    .
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   906    , Phyllis Burke Davis, $   906    , Richard J. Flynn,
$0, Robert M. Gates, $   646    , E. Bradley Jones, $   906    ,
Donald J. Kirk, $   906    , William O. McCoy, $   758    , Gerald C.
McDonough, $   1,046    , Edward H. Malone, $   66    , Marvin L.
Mann, $   906    , and Thomas R. Williams, $   906    .
   E     For the fiscal year ended    August 31,     199   7    ,
certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as
follows:    Thomas R. Williams, $693, Retirement Money Market
Portfolio; Edward H. Malone $561, Retirement Money Market
Portfolio.
   Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity
fund during his or her lifetime based on his     or her basic trustee
fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of    August 31, 1997    , approximately    1    % of    Retirement
Money Market Portfolio's     total outstanding shares was held by an
FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr.
Johnson 3d's deemed ownership of    Retirement Money Market
Portfolio's     shares, the Trustees,    Members of the Advisory
Board,     and officers of the funds owned, in the aggregate, less
than    1    % of each fund's total outstanding shares.
As of    August 31, 1997    , the following owned of record or
beneficially 5% or more of a fund's outstanding shares:    Retirement
Money Market Portfolio: Lockheed Martin, New York, NY (5.35%). MANAGEMENT CONTRACTS
FMR is manager of Retirement Government Money Market Portfolio and Retirement Money Market Portfolio pursuant to management contracts each dated December 29, 1994, which were approved by shareholders on December 8, 1994.
   MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and
limitations. FMR also provides each     fund with all necessary office
facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the
Board of Trustees, provide the management and administra   tive
services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for
each fund; and furnishing reports, evaluations, and     analyses on a
variety of subjects to the Trustees.
   MANAGEMENT-RELATED EXPENSES. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of each fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.
   FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested Trustees, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   MANAGEMENT FEES. For the services of FMR under each management contract, Retirement Government Money Market Portfolio and Retirement Money Market Portfolio each pays FMR a monthly management fee at the
annual rate of 0.42%     of its average net assets throughout the
month.
The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for each fund.

Fund                       Fiscal Years Ended   Amount of            Management Fees
                           August 31            Credits Reducing     Paid to FMR
                                                Management Fees

Retirement Government      1997                 $    862,945         $    10,628,070    *
Money Market Portfolio

                           1996                 $    1,917,056       $    8,132,879    *

                           1995                 $    0               $    8,395,963    *

Retirement Money Market    1997                 $    1,740,959       $    23,174,830    *
Portfolio

                           1996                 $    3,939,900       $    16,303,908    *

                           1995                 $    0               $    15,255,240    *


* After reduction of fees and expenses paid by the fund to the
non-interested Trustees   .
   FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
   Expense reimbursements by FMR will increase a fund's total returns
and yield, and repayment of the reimbursement by a fund     will lower
its total returns and yield.
SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the funds.
Under the terms of the sub-advisory agreements, dated December 29, 1994, which were approved by shareholders on December 8, 1994, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas by FMR on behalf of Retirement Government Money Market Portfolio and Retirement Money Market Portfolio for the past three fiscal years are shown in the table below.

Fund                                Fiscal Year Ended August 31   Fees Paid to FMR Texas

Retirement Government Money         1997                          $    5,745,508
Market Portfolio

                                    1996                          $    5,024,968

                                    1995                          $    4,197,982

Retirement Money Market Portfolio   1997                          $    12,451,895

                                    1996                          $    10,121,904

                                    1995                          $    7,627,620


CONTRACTS WITH FMR AFFILIATES
   Each fund has entered into a transf    er agent agreement with
FIIOC, an affiliate of FMR. Under the terms of the agreements,
FIIOC    performs transfer agency, dividend disbursing, and
shareholder services for each fund.
   For prov    iding transfer agency services, FIIOC receives an
annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
   In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in the fund.
FIIOC pays out-   of-pocket expenses as    sociated with providing
transfer agent services. In addition, FIIOC bears the expense of
typeset   ting, printing, and     mailing prospectuses, statements of
additional information, and all other reports, notices, and
statem   ents to existing shareho    lders, with the exception of
proxy statements.
   Each fund has entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.
   FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.
   Each fund has entered into a distribution agreement with FDC, an
affiliate of FMR organized as a Massachusetts corporation     on July
18, 1960. FDC is a broker-dealer registered under the Securities
Exchange Act of 1934 and a member of the National    Association of
Securities Dealers, Inc. The distribution agreements call for FDC to
use all reasonable efforts, consistent with its     other business, to
secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
   The Trustees have approved Distribution and Service Plans on behalf
of each fund (the Plans) pursuant to Rule 12b-1 under the     1940 Act
(the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except
pursuant to a plan approved on behalf of the fund    under the Rule.
The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
   Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan
specifically recognizes that FMR may use its manag    e   ment fee
revenue, as well as its past profits or its other resources, to pay
FDC for expenses incurred in connection with the distrib    ution of
fund shares. In addition, each Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Retirement Government Money Market Portfolio and Retirement Money Market Portfolio shares.
FMR made no payments    either directly or through FDC     to third
parties for the fiscal year ended 19   97    .
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will
benefit the fund and its shareholders. In particular, the Trust   ees
noted that each Plan does not authorize payments by the fund other
than those made to FMR under its management contract     with the
fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans for Retirement Government Money Market Portfolio and Retirement Money Market Portfolio were approved by shareholders of both funds on December 8, 1994.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and
effective shareholder services. In such    event, changes in the
operation of the funds might occur, including possible termination of
any automatic investment or redem    ption or other services then
provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
   Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository
institutions will be shown in the selection of inves    tments.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION.    Retirement Government Money Market Portfolio
and Retirement Money Market Portfolio are funds of F    idelity Money
Market Trust, an open-end management investment company originally organized as a Massachusetts business trust on August 21, 1978, pursuant to a Declaration of Trust that was amended and restated on November 1, 1989. On December 29, 1994, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on December 8, 1994. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Money Market Trust II, succeeded to the name Fidelity Money Market Trust on December 29, 1994. Currently, there are three funds of Fidelity Money Market Trust:
Retirement Government Money Market Portfolio, Retirement Money Market Portfolio, and Rated Money Market. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust
registration statement.        Each fund may invest all of its assets
in another investment company.
CUSTODIAN.    The Bank of New York, 110 Washington Street, New York,
New York, is custodian of the assets of the funds. The custodian is
responsible for the safekeeping of a     fund's assets and the
appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Each fund's financial statements and financial highlights for the fiscal year ended August 31, 1997, and reports of the auditors, are included in each fund's Annual Report, which is attached to the fund's prospectus. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of a fund's Annual Report, contact Client Services at the appropriate number listed on the front cover, or your investment professional.
APPENDIX
   The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1    -     This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2    -     Capacity for timely payment on issues with this
designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
PART C - OTHER INFORMATION
Item 24.
 (a)(1) Financial Statements and Financial Highlights, included in the Annual Report for Retirement Money Market Portfolio for the fiscal year ended August 31, 1997 are incorporated by reference into the fund's Statement of Additional Information, and were filed October 15, 1997 for Fidelity Money Market Trust (No. 811-2861) pursuant to Rule 30d-1, under the Investment Company Act of 1940 and are incorporated herein by reference.
 (a)(2) Financial Statements and Financial Highlights, included in the Annual Report for Retirement Government Money Market Portfolio for the fiscal year ended August 31, 1997 are incorporated by reference into the fund's Statement of Additional Information, and were filed October 15, 1997 for Fidelity Money Market Trust (No. 811-2861) pursuant to Rule 30d-1, under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits:
 1. Declaration of Trust, dated June 20, 1991, was electronically
filed and is incorporated herein by reference as    Exhibit 1 to
Post-Effective Amendment No. 48.
  (a) Certificate of Trust, dated June 20, 1991, was electronically
filed and is incorporated herein by     reference as Exhibit 1(a) to
Post-Effective Amendment No. 48.
  (b) Certificate of Amendment of Fidelity Money Market Trust II to
Fidelity Money Market Trust, dated     December 29, 1994, was
electronically filed and is incorporated herein by reference as
Exhibit 1(b)     to Post-Effective Amendment No. 48.
  (c) Supplement to Trust Instrument of Fidelity Money Market Trust,
dated March 31, 1997, was filed     electronically and is incorporated
herein by reference as Exhibit 1(c) to Post-Effective Amendment
No. 57.
 2. By-laws of the Trust were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust II's Post-Effective Amendment No. 10.
 3. Not applicable.
 4. Not applicable.
 5. (a) Management Contract dated December 29, 1994 between Fidelity
Money Market Trust: Domestic     Money Market Portfolio (currently
known as Rated Money Market) and Fidelity Management &     Research
Company was electronically filed and is incorporated herein by
reference as Exhibit 5(c)     to Post-Effective Amendment No. 48.
(b) Management Contract dated December 29, 1994 between Fidelity Money Market Trust: Retirement Money Market Portfolio and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(d) to Post-Effective Amendment No. 48.
(c) Management Contract dated December 29, 1994 between Fidelity Money Market Trust: Retirement Government Money Market Portfolio and Fidelity Management & Research Company was electronically filed and is incorporated herein by reference as Exhibit 5(e) to Post-Effective Amendment No. 48.
(d) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Domestic Money Market Portfolio (currently known as Rated Money Market) and FMR Texas was electronically filed and is incorporated herein by reference as Exhibit 5(g) to Post-Effective Amendment No. 48.
(e) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Retirement Money Market Portfolio and FMR Texas was electronically filed and is incorporated herein by reference as
Exhibit 5(i) to Post-Effective Amendment No. 48.
(f) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Retirement Government Money Market Portfolio and FMR Texas was electronically filed and is incorporated herein by reference as Exhibit 5(a) to Post-Effective Amendment No. 53.
 6. (a) General Distribution Agreement between Fidelity Money Market
Trust: Domestic Money Market    Portfolio (currently known as Rated
Money Market) and Fidelity Distributors Corporation dated    December
29, 1994 was electronically filed and is incorporated herein by
reference as Exhibit 6(c)    to Post-Effective Amendment No. 48.
(b) General Distribution Agreement between Fidelity Money Market
Trust: Retirement Money Market Portfolio and Fidelity Distributors Corporation dated December 29, 1994 was electronically filed and is incorporated herein by reference as Exhibit 6(d) to Post-Effective Amendment No. 48.
(c) General Distribution Agreement between Fidelity Money Market
Trust: Retirement Government Money Market Portfolio and Fidelity Distributors Corporation dated December 29, 1994 was electronically filed and is incorporated herein by reference as Exhibit 6(e) to Post-Effective Amendment No. 48.
(d) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated herein by reference to Exhibit 6(e) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
(e) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds was electronically filed and is incorporated herein by reference to Exhibit 6(f) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
(f) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(f).
(g) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit 6(g).
(h) Form of Selling Dealer Agreement (most recently revised January
1997) is filed herein as Exhibit 6(h).
(i) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
(7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 8. (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Money Market Trust was electronically filed and is incorporated herein by reference to
Exhibit 8(a) to Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
  (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Money Market Trust was electronically filed and is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
  (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Money Market Trust was electronically filed and is incorporated herein by reference to Exhibit 8(c) to Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
  (d) Fidelity Group Repo Custodian Agreement among The Bank of New
York, J. P.       Morgan Securities, Inc., and the Registrant, dated
February 12, 1996, is incorporated     herein by reference to Exhibit
8(d) of Fidelity Institutional Cash Portfolios' (File No.     2-74808)
Post-Effective Amendment No. 31.
  (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement
between The Bank of     New York and the Registrant, dated February
12, 1996, is incorporated herein by ref-    erence to Exhibit 8(e) of
Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (f) Fidelity Group Repo Custodian Agreement among Chemical Bank,
Greenwich      Capital Markets, Inc., and the Registrant, dated
November 13, 1995, is incorporated     herein by reference to Exhibit
8(f) of Fidelity Institutional Cash Portfolios' (File No.     2-74808)
Post-Effective Amendment No. 31.
   (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among
Chemical Bank,     Greenwich Capital Markets, Inc., and the
Registrant, dated November 13, 1995, is      incorporated herein by
reference to Exhibit 8(g) of Fidelity Institutional Cash Portfo-
lios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (h) Joint Trading Account Custody Agreement between the The Bank of
New York and     the Registrant, dated May 11, 1995, is incorporated
herein by reference to Exhibit 8(h)   of Fidelity Institutional Cash
Portfolios' (File No. 2-74808) Post-Effective Amend-    ment No. 31.
  (i) First Amendment to Joint Trading Account Custody Agreement
between the The      Bank of New York and the Registrant, dated July
14, 1995, is incorporated herein by     reference to Exhibit 8(i) of
Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
 9. Not applicable.
 10. Not applicable.
 11. Consent of Coopers & Lybrand L.L.P. is electronically filed herein as Exhibit 11.
 12. Not applicable.
 13. Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 15. (a) Distribution and Service Plan of Fidelity Money Market Trust:
Rated Money Market was electronically filed and is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 57.
  (b) Distribution and Service Plan of Fidelity Money Market Trust:
Retirement Money Market Portfolio is electronically filed herein as
Exhibit 15(b).
  (c) Distribution and Service Plan of Fidelity Money Market Trust:
Retirement Government Money Market Portfolio is electronically filed herein as Exhibit 15(c).
  (d) Distribution and Service Plan of Fidelity Money Market Trust:
Rated Money Market- Class II was electronically filed and is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 57.
  (e) Distribution and Service Plan of Fidelity Money Market Trust:
Rated Money Market- Class III was electronically filed and is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 57.
 16. (a) Schedule and data points for 7-day and effective yields for Retirement Government Money Market Portfolio were electronically filed and are incorporated herein by reference to Exhibit 16(a) to Post-Effective Amendment No. 50.
  (b) Schedule and data points for cumulative and average total returns for Retirement Government Money Market Portfolio were electronically filed herein and are incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 50.
 17.  Financial Data Schedules are electronically filed herein as
Exhibit 27.
 18. (a) A Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated August 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 18(a) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
  (b) Schedule I, dated August 1, 1996, to the Multiple Class of Shares Plan for Fidelity Institutional Money Market Funds, dated August 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 18(b) to Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.

Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of Registrant is the same as the boards of the other Fidelity funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities

as of August 31, 1997
  Name of Series      Number of Record Holders

Retirement Money Market Portfolio     1,091,335
Retirement Government Money Market Portfolio   611,821
Rated Money Market - Class I    650
Rated Money Market - Class II    10
Rated Money Market - Class III    40
Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FMR Texas Inc., FMR (U.K.) Inc., and
                            FMR (Far East) Inc.; General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR, FMR
                            Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Managing Director of FMR Corp.; Senior Vice
                            President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Bart A. Grenier             Vice President of FMR and of High-Income Funds
                            advised by FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Vice President of High Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.





(2) FMR TEXAS INC. (FMR Texas)

 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       Texas, FMR, FMR (Far East) Inc., and FMR
                       (U.K.) Inc.; Managing Director of FMR Corp.;
                       Senior Vice President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; General
                       Counsel, Managing Director, and Senior Vice
                       President of FMR Corp.



Robert H. Auld         Vice President of FMR Texas.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Mark G. Lohr           Treasurer of FMR Texas, FMR (U.K.) Inc., FMR
                       (Far East) Inc., and FMR; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James C. Curvey        Director                   None

Martha B. Willis       President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the
funds' custodian   The Bank of New York, 110 Washington Street, New
York, N.Y.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
 (a) The Registrant undertakes for Domestic Money Market Portfolio (currently known as Rated Money Market), Retirement Money Market Portfolio, and Retirement Money Market Portfolio 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 (b) The Registrant on behalf of Domestic Money Market Portfolio (currently known as Rated Money Market), Retirement Money Market Portfolio, and Retirement Money Market Portfolio, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of October 1997.
      Fidelity Money Market Trust
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           October 14, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       October 14, 1997

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         October 14, 1997

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         October 14, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         October 14, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         October 14, 1997

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         October 14, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         October 14, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         October 14, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         October 14, 1997

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         October 14, 1997

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         October 14, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         October 14, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie
A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
WITNESS my hand on this nineteenth day of December, 1996.



/s/Arthur S. Loring
Arthur S. Loring